Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Basic Materials - 1.5%
91,801	Eastman Chemical Company	$7,685,580
71,504	Westlake Corporation	8,542,583
		16,228,163
	Communications - 10.7%
392,088	Alphabet, Inc. - Class A (a)	46,932,934
356,185	Cisco Systems, Inc.	18,429,012
438,730	Comcast Corporation - Class A	18,229,231
51,156	F5, Inc. (a)	7,482,076
98,670	GoDaddy, Inc. - Class A (a)	7,413,077
127,393	T-Mobile US, Inc. (a)	17,694,888
		116,181,218
	Consumer, Cyclical - 10.7%
61,997	Advance Auto Parts, Inc.	4,358,389
3,649	AutoZone, Inc. (a)	9,098,271
159,563	BorgWarner, Inc.	7,804,226
38,970	Cummins, Inc.	9,553,885
54,231	Dick’s Sporting Goods, Inc.	7,168,796
66,736	Home Depot, Inc.	20,730,871
139,655	LKQ Corporation	8,137,697
67,769	Lowe’s Companies, Inc.	15,295,463
1,412	NVR, Inc. (a)	8,967,075
31,729	Vail Resorts, Inc.	7,988,093
23,974	Watsco, Inc.	9,145,362
63,755	Williams-Sonoma, Inc.	7,978,301
		116,226,429
	Consumer, Non-Cyclical - 28.3% (b)
129,542	Abbott Laboratories	14,122,669
141,472	AbbVie, Inc.	19,060,523
305,178	Altria Group, Inc.	13,824,563
57,483	Amgen, Inc.	12,762,376
49,558	Automatic Data Processing, Inc.	10,892,353
42,945	Avery Dennison Corporation	7,377,951
54,055	Cigna Group	15,167,833
214,229	CVS Health Corporation	14,809,651
28,128	Elevance Health, Inc.	12,496,989
37,827	FleetCor Technologies, Inc. (a)	9,497,603
85,382	Global Payments, Inc.	8,411,835
91,927	Henry Schein, Inc. (a)	7,455,280
195,261	Hormel Foods Corporation	7,853,397
37,387	ICON plc (a)	9,354,227
158,922	Johnson & Johnson	26,304,769
193,045	Kroger Company	9,073,115
34,568	Laboratory Corporation of America Holdings	8,342,295
26,963	McKesson Corporation	11,521,560
151,084	PayPal Holdings, Inc. (a)	10,081,835
156,723	Philip Morris International, Inc.	15,299,299
12,115	Regeneron Pharmaceuticals, Inc. (a)	8,705,112
94,217	Robert Half International, Inc.	7,087,003
24,592	United Rentals, Inc.	10,952,539
54,445	UnitedHealth Group, Inc.	26,168,445
30,427	Vertex Pharmaceuticals, Inc. (a)	10,707,566
		307,330,788
	Energy - 2.1%
101,613	Chesapeake Energy Corporation	8,502,976
65,640	Diamondback Energy, Inc.	8,622,470
4,284	Texas Pacific Land Corporation	5,639,886
		22,765,332
	Financial - 7.8%
30,221	Aon plc - Class A	10,432,289
45,495	Arthur J. Gallagher & Company	9,989,337
16,702	BlackRock, Inc.	11,543,420
133,916	Brown & Brown, Inc.	9,218,778
117,106	CBRE Group, Inc. - Class A (a)	9,451,625
48,307	CME Group, Inc.	8,950,804
90,678	Intercontinental Exchange, Inc.	10,253,868
147,934	Nasdaq, Inc.	7,374,510
74,117	T Rowe Price Group, Inc.	8,302,587
		85,517,218
	Industrial - 18.7%
103,355	3M Company	10,344,802
111,250	A.O. Smith Corporation	8,096,775
73,104	Allegion plc	8,773,942
58,487	AMETEK, Inc.	9,467,875
326,587	CSX Corporation	11,136,617
58,026	Eaton Corporation plc	11,669,029
43,189	General Dynamics Corporation	9,292,113
31,593	Hubbell, Inc.	10,474,975
139,010	Ingersoll Rand, Inc.	9,085,694
90,574	Jabil, Inc.	9,775,652
135,519	Knight-Swift Transportation Holdings, Inc.	7,529,436
44,566	Lincoln Electric Holdings, Inc.	8,852,144
23,941	Lockheed Martin Corporation	11,021,958
156,623	Masco Corporation	8,987,028
52,468	Middleby Corporation (a)	7,756,344
101,105	Otis Worldwide Corporation	8,999,356
82,189	Owens Corning	10,725,664
54,751	Packaging Corporation of America	7,235,892
32,162	Snap-on, Inc.	9,268,767
48,469	Trane Technologies plc	9,270,181
148,034	Trimble, Inc. (a)	7,836,920
260,018	WestRock Company	7,558,723
		203,159,887
	Technology - 20.1%
105,848	Activision Blizzard, Inc. (a)	8,922,986
78,268	Amdocs, Ltd.	7,736,792
54,320	Analog Devices, Inc.	10,582,079
94,527	Applied Materials, Inc.	13,662,933
32,710	Broadcom, Inc.	28,373,635
142,955	Cognizant Technology Solutions Corporation - Class A	9,332,102
25,767	EPAM Systems, Inc. (a)	5,791,133
178,418	Fidelity National Information Services, Inc.	9,759,465
91,043	Fiserv, Inc. (a)	11,485,074
130,189	Fortinet, Inc. (a)	9,840,986
23,214	KLA Corporation	11,259,254
19,739	Lam Research Corporation	12,689,414
113,001	Microchip Technology, Inc.	10,123,760
123,065	NetApp, Inc.	9,402,166
103,868	ON Semiconductor Corporation (a)	9,823,835
75,327	Qorvo, Inc. (a)	7,685,614
72,608	Skyworks Solutions, Inc.	8,036,980
141,706	SS&C Technologies Holdings, Inc.	8,587,384
76,316	VMware, Inc. - Class A (a)	10,965,846
24,767	Zebra Technologies Corporation - Class A (a)	7,326,822
105,610	Zoom Video Communications, Inc. - Class A (a)	7,168,807
		218,557,067
	TOTAL COMMON STOCKS (Cost $1,004,753,346)	1,085,966,102

	SHORT-TERM INVESTMENTS - 0.1%
667,929	First American Government Obligations Fund - Class X, 5.01% (c)	667,929
	TOTAL SHORT-TERM INVESTMENTS (Cost $667,929)	667,929
	TOTAL INVESTMENTS - 100.0% (Cost $1,005,421,275)	1,086,634,031
	Other Assets in Excess of Liabilities - 0.0% (d)	534,858
	NET ASSETS - 100.0%	$1,087,168,889

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,085,966,102	$-	$-	$1,085,966,102
Short-Term Investments	667,929	-	-	667,929
Total Investments in Securities	$1,086,634,031	$-	$-	$1,086,634,031
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2023, the Fund did not recognize any transfers to or from Level 3.